Convertible Notes Payables (Details) - USD ($)			6 Months Ended
	Jan. 03, 2025	May 06, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Nov. 27, 2023
Convertible Notes Payables [Line Items]
Convertible notes payable				$ 1,136,980
Aggregate principal amount of converted notes			$ 678,312	400,000
Compensation related to default provisions			300,000
Interest expenses			$ 316,667	50,163
Convertible Notes Payable [Member]
Convertible Notes Payables [Line Items]
Convertible notes payable					$ 945,833
Bearing interest rate					10.00%	10.00%
Accrued interest				50,163
Before Reverse Share Split [Member]
Convertible Notes Payables [Line Items]
Reverse share split			1-for-120
Investor [Member]
Convertible Notes Payables [Line Items]
Payment made to settle notes payable		$ 364,620	$ 945,750
Class A Ordinary Shares [Member] | Convertible Notes Payable [Member]
Convertible Notes Payables [Line Items]
Aggregate principal amount of converted notes			$ 678,312	$ 400,000
Conversion price (in Dollars per share)				$ 0.4063
Class A Ordinary Shares [Member] | Before Reverse Share Split [Member]
Convertible Notes Payables [Line Items]
Shares issued upon conversion (in Shares)	932,749
Class A Ordinary Shares [Member] | Before Reverse Share Split [Member] | Convertible Notes Payable [Member]
Convertible Notes Payables [Line Items]
Conversion price (in Dollars per share)			$ 0.36
Conversion amount			$ 124,056
Class A Ordinary Shares [Member] | After Reverse Share Split [Member]
Convertible Notes Payables [Line Items]
Shares issued upon conversion (in Shares)	273,701
Class A Ordinary Shares [Member] | After Reverse Share Split [Member] | Convertible Notes Payable [Member]
Convertible Notes Payables [Line Items]
Conversion price (in Dollars per share)			$ 2.03
Conversion amount			$ 554,258
Class A Ordinary Shares [Member] | Note Bearer One [Member]
Convertible Notes Payables [Line Items]
Shares issued upon conversion (in Shares)		492,247
Class A Ordinary Shares [Member] | Note Bearer Two [Member]
Convertible Notes Payables [Line Items]
Shares issued upon conversion (in Shares)		492,247